Property and Equipment and Leased Assets and Lease Liabilities (Details) - Schedule of changes in property and equipment - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Property and Equipment and Leased Assets and Lease Liabilities (Details) - Schedule of changes in property and equipment [Line Items]
Beginning Balance, Cost		$ 583,473	$ 564,743
Beginning Balance, Accumulated Depreciation		(365,545)	(344,481)
Additions, Cost		34,193	28,471
Write-down and sales of the year, Cost		(5,992)	(9,614)
Impairment loss	[1]	(56)	(127)	[2]
Ending Balance, Cost		611,618	583,473
Reclassification, Accumulated Depreciation		16
Depreciation charges of the year, Accumulated Depreciation	[1],[3]	(29,411)	(29,488)
Write-down and sales of the year, Accumulated Depreciation		5,629	8,412
Impairment	[1]	13	12	[2]
Ending Balance, Accumulated Depreciation		(389,298)	(365,545)
Land and Buildings [member]
Property and Equipment and Leased Assets and Lease Liabilities (Details) - Schedule of changes in property and equipment [Line Items]
Beginning Balance, Cost		304,951	301,619
Beginning Balance, Accumulated Depreciation		(142,543)	(136,394)
Additions, Cost		9,477	6,303
Write-down and sales of the year, Cost		(3,132)	(2,903)
Impairment loss	[1]	(17)	(68)	[2]
Ending Balance, Cost		311,279	304,951
Reclassification, Accumulated Depreciation
Depreciation charges of the year, Accumulated Depreciation	[1],[3]	(8,895)	(8,844)
Write-down and sales of the year, Accumulated Depreciation		2,793	2,695
Impairment				[1],[2]
Ending Balance, Accumulated Depreciation		(148,645)	(142,543)
Equipment [member]
Property and Equipment and Leased Assets and Lease Liabilities (Details) - Schedule of changes in property and equipment [Line Items]
Beginning Balance, Cost		222,624	207,605
Beginning Balance, Accumulated Depreciation		(175,141)	(162,560)
Additions, Cost		22,367	20,658
Write-down and sales of the year, Cost		(1,232)	(5,606)
Impairment loss	[1]	(2)	(33)	[2]
Ending Balance, Cost		243,757	222,624
Reclassification, Accumulated Depreciation
Depreciation charges of the year, Accumulated Depreciation	[1],[3]	(17,409)	(17,273)
Write-down and sales of the year, Accumulated Depreciation		1,216	4,692
Impairment				[1],[2]
Ending Balance, Accumulated Depreciation		(191,334)	(175,141)
Other [member]
Property and Equipment and Leased Assets and Lease Liabilities (Details) - Schedule of changes in property and equipment [Line Items]
Beginning Balance, Cost		55,898	55,519
Beginning Balance, Accumulated Depreciation		(47,861)	(45,527)
Additions, Cost		2,349	1,510
Write-down and sales of the year, Cost		(1,628)	(1,105)
Impairment loss	[1]	(37)	(26)	[2]
Ending Balance, Cost		56,582	55,898
Reclassification, Accumulated Depreciation		16
Depreciation charges of the year, Accumulated Depreciation	[1],[3]	(3,107)	(3,371)
Write-down and sales of the year, Accumulated Depreciation		1,620	1,025
Impairment	[1]	13	12	[2]
Ending Balance, Accumulated Depreciation		$ (49,319)	$ (47,861)

[1]	See Note No. 37 about Depreciation, Amortization and Impairment.
[2]	This amount does not include charge-offs of Property and Equipment of Ch$916 million as of December 2020.
[3]	It does not include depreciation for the year for Investment Properties, which it registered under the item “Investment Properties” for an amount of Ch$357 million (Ch$357 million in 2020).